American Century Investments®
Quarterly Portfolio Holdings
Avantis U.S. Small Cap Equity Fund
May 31, 2026

Avantis U.S. Small Cap Equity Fund - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 1.0%
AAR Corp.(1)	3,605	405,995
AerSale Corp.(1)	2,509	16,534
Astronics Corp.(1)	2,978	259,086
Cadre Holdings, Inc.	2,456	76,480
Ducommun, Inc.(1)	1,116	169,877
Innovative Solutions & Support, Inc.(1)	1,295	22,326
National Presto Industries, Inc.	705	89,232
Park Aerospace Corp.	2,220	70,751
V2X, Inc.(1)	2,074	172,412
Virgin Galactic Holdings, Inc.(1)	2,627	16,235
		1,298,928
Air Freight and Logistics — 0.2%
Forward Air Corp.(1)	2,624	27,762
Hub Group, Inc., Class A	5,411	224,773
Radiant Logistics, Inc.(1)	4,471	37,959
		290,494
Automobile Components — 1.8%
Adient PLC(1)	7,209	164,798
Dana, Inc.	12,495	442,448
Dorman Products, Inc.(1)	432	53,533
Fox Factory Holding Corp.(1)	1,916	34,565
Gentex Corp.	4,350	105,096
Gentherm, Inc.(1)	2,821	97,861
Goodyear Tire & Rubber Co.(1)	22,008	134,249
Holley, Inc.(1)	5,181	14,144
LCI Industries(2)	2,250	245,295
Motorcar Parts of America, Inc.(1)	2,547	28,170
Patrick Industries, Inc.	2,881	260,788
Phinia, Inc.	3,076	237,652
Solid Power, Inc.(1)(2)	17,549	58,087
Standard Motor Products, Inc.	1,995	78,184
Stoneridge, Inc.(1)	554	4,138
Strattec Security Corp.(1)	418	33,423
Visteon Corp.	3,101	366,817
XPEL, Inc.(1)	2,258	103,236
		2,462,484
Automobiles — 0.4%
Harley-Davidson, Inc.	8,989	217,354
Thor Industries, Inc.(2)	3,700	292,596
Winnebago Industries, Inc.	1,711	50,800
		560,750
Banks — 14.5%
1st Source Corp.	1,286	94,933
ACNB Corp.	1,021	55,430
Amalgamated Financial Corp.	1,306	54,173
Amerant Bancorp, Inc.	3,125	71,000
Arrow Financial Corp.	1,515	55,601
Associated Banc-Corp.	7,877	219,059
Axos Financial, Inc.(1)	2,286	198,676

Banc of California, Inc.	14,813	284,706
BancFirst Corp.	1,678	185,067
Bancorp, Inc.(1)	4,673	257,763
Bank First Corp.	737	102,458
Bank of Hawaii Corp.(2)	4,322	331,065
Bank of Marin Bancorp	1,815	46,900
Bank of NT Butterfield & Son Ltd.	3,769	212,798
Bank7 Corp.	538	23,812
BankUnited, Inc.	8,055	373,671
Bankwell Financial Group, Inc.	584	30,555
Banner Corp.	2,798	181,870
Bar Harbor Bankshares	1,832	64,010
BayCom Corp.	118	3,634
Beacon Financial Corp.	6,370	185,303
Blue Ridge Bankshares, Inc.	8,878	29,297
Bridgewater Bancshares, Inc.(1)	2,209	41,662
Burke & Herbert Financial Services Corp.	937	59,593
Business First Bancshares, Inc.(2)	3,092	88,060
Byline Bancorp, Inc.	2,073	68,596
C&F Financial Corp.	459	33,851
California BanCorp	2,955	56,086
Camden National Corp.	1,250	62,538
Capital Bancorp, Inc.	765	24,419
Capital City Bank Group, Inc.	1,005	45,868
Capitol Federal Financial, Inc.	12,213	94,895
Carter Bankshares, Inc.	2,227	60,797
Cathay General Bancorp	5,935	342,212
Central Pacific Financial Corp.	2,036	69,957
Chemung Financial Corp.	547	37,568
ChoiceOne Financial Services, Inc.	1,741	54,667
Citizens & Northern Corp.	1,456	30,663
Citizens Financial Services, Inc.	426	27,703
City Holding Co.	1,069	132,887
Civista Bancshares, Inc.	1,592	41,233
CNB Financial Corp.	2,671	81,920
Coastal Financial Corp.(1)	957	68,119
Colony Bankcorp, Inc.	2,128	42,134
Columbia Financial, Inc.(1)	3,074	61,880
Community Financial System, Inc.	4,711	299,808
Community Trust Bancorp, Inc.	1,072	71,674
Community West Bancshares(2)	2,074	49,797
ConnectOne Bancorp, Inc.	4,495	135,165
Customers Bancorp, Inc.(1)	2,566	192,809
CVB Financial Corp.	17,318	352,594
Dime Community Bancshares, Inc.	3,841	143,730
Eagle Bancorp, Inc.	2,134	58,237
Eastern Bankshares, Inc.	13,884	273,931
Enterprise Financial Services Corp.	3,032	183,770
Equity Bancshares, Inc., Class A	1,250	57,625
Esquire Financial Holdings, Inc.	492	54,066
Farmers National Banc Corp.	2,721	38,584
FB Bancorp, Inc.(1)	2,178	30,361
FB Financial Corp.	4,321	227,674
Financial Institutions, Inc.	1,502	54,417

First BanCorp	14,323	343,466
First Bancorp, Inc.	690	20,086
First Bancorp/Southern Pines NC	3,458	203,434
First Bank	2,735	42,775
First Busey Corp.	7,219	197,584
First Business Financial Services, Inc.	581	33,419
First Commonwealth Financial Corp.	7,726	146,330
First Community Bankshares, Inc.	1,374	59,233
First Community Corp.	732	22,004
First Financial Bancorp	10,264	315,721
First Financial Bankshares, Inc.	455	14,869
First Financial Corp.	735	50,847
First Hawaiian, Inc.	11,509	310,513
First Internet Bancorp	809	19,545
First Interstate BancSystem, Inc., Class A	7,718	274,761
First Merchants Corp.	4,730	190,619
First Mid Bancshares, Inc.	1,581	69,643
First United Corp.	670	26,492
Firstsun Capital Bancorp(1)	2,744	97,275
Five Star Bancorp	1,097	46,326
Flushing Financial Corp.(2)	3,248	51,871
Franklin Financial Services Corp.	383	22,264
FS Bancorp, Inc.	102	4,152
Fulton Financial Corp.	14,372	311,729
GBank Financial Holdings, Inc.(1)(2)	841	25,053
German American Bancorp, Inc.	3,219	140,735
Great Southern Bancorp, Inc.	621	44,557
Greene County Bancorp, Inc.	22	577
Hanmi Financial Corp.	2,304	69,396
HBT Financial, Inc.	949	27,170
Heritage Financial Corp.	3,465	94,421
Hilltop Holdings, Inc.	3,079	116,140
Hingham Institution For Savings	165	47,749
Home Bancorp, Inc.	460	29,615
HomeTrust Bancshares, Inc.	1,132	52,604
Hope Bancorp, Inc.	9,495	119,067
Horizon Bancorp, Inc.	3,804	70,564
Independent Bank Corp.	3,841	303,746
Independent Bank Corp. (Michigan)	1,577	54,123
International Bancshares Corp.	4,447	320,896
Investar Holding Corp.	500	14,130
Kearny Financial Corp.	5,689	46,877
Lakeland Financial Corp.	2,269	137,569
Live Oak Bancshares, Inc.	3,172	120,631
Mercantile Bank Corp.	1,667	88,334
Meridian Corp.	1,436	25,819
Metrocity Bankshares, Inc.	1,425	46,541
Metropolitan Bank Holding Corp.	680	60,874
Mid Penn Bancorp, Inc.	2,262	73,854
Midland States Bancorp, Inc.	1,411	39,226
MVB Financial Corp.	898	24,022
National Bank Holdings Corp., Class A	3,395	142,013
NB Bancorp, Inc.	2,606	52,198
NBT Bancorp, Inc.	4,258	196,890

Nicolet Bankshares, Inc.	1,363	191,188
Northeast Bank	456	57,337
Northfield Bancorp, Inc.	3,767	53,416
Northpointe Bancshares, Inc.	2,205	37,661
Northrim BanCorp, Inc.	2,484	61,380
Northwest Bancshares, Inc.	12,129	171,625
OceanFirst Financial Corp.	5,250	98,648
OFG Bancorp	3,811	173,629
Old Second Bancorp, Inc.	3,884	82,807
Orange County Bancorp, Inc.	200	6,824
Origin Bancorp, Inc.	2,738	130,493
Orrstown Financial Services, Inc.	1,421	52,762
Park National Corp.	1,645	282,216
Pathward Financial, Inc.	1,508	124,018
Peapack-Gladstone Financial Corp.	1,223	52,895
Peoples Bancorp, Inc.	3,270	113,731
Peoples Financial Services Corp.	1,124	66,777
Ponce Financial Group, Inc.(1)	1,854	35,004
Preferred Bank	979	93,808
Primis Financial Corp.	2,396	34,574
Provident Financial Services, Inc.	14,221	315,564
QCR Holdings, Inc.	1,244	114,635
RBB Bancorp	1,432	34,253
Red River Bancshares, Inc.	442	40,187
Renasant Corp.	7,281	296,482
Republic Bancorp, Inc., Class A	726	58,770
S&T Bancorp, Inc.	3,251	146,588
Seacoast Banking Corp. of Florida	10,028	303,949
ServisFirst Bancshares, Inc.	4,654	362,965
Shore Bancshares, Inc.	2,390	49,377
Sierra Bancorp	839	31,865
Simmons First National Corp., Class A	15,259	327,306
SmartFinancial, Inc.	1,646	68,638
South Plains Financial, Inc.	1,498	60,804
Southern First Bancshares, Inc.(1)	487	28,134
Southern Missouri Bancorp, Inc.	1,198	82,734
Southside Bancshares, Inc.	2,191	71,777
Stellar Bancorp, Inc.	3,435	128,263
Stock Yards Bancorp, Inc.	2,084	149,506
Texas Capital Bancshares, Inc.(1)	4,272	425,021
TFS Financial Corp.(2)	4,110	65,390
Third Coast Bancshares, Inc.(1)	871	33,324
Tompkins Financial Corp.	876	75,467
Towne Bank	8,277	281,997
TriCo Bancshares	2,522	128,118
Triumph Financial, Inc.(1)	777	55,361
TrustCo Bank Corp.	1,456	75,435
Trustmark Corp.	5,346	236,079
United Community Banks, Inc.	11,007	362,681
Unity Bancorp, Inc.	551	30,779
Univest Financial Corp.	2,148	84,717
WaFd, Inc.	8,130	289,103
Washington Trust Bancorp, Inc.	1,263	41,136
WesBanco, Inc.	9,767	338,427

West BanCorp, Inc.	800	19,152
Westamerica Bancorporation	1,896	105,209
WSFS Financial Corp.	5,037	359,894
		19,973,560
Beverages — 0.4%
Boston Beer Co., Inc., Class A(1)	764	135,442
MGP Ingredients, Inc.	566	9,990
National Beverage Corp.(1)	1,139	42,132
Vita Coco Co., Inc.(1)	4,427	332,600
		520,164
Biotechnology — 4.2%
4D Molecular Therapeutics, Inc.(1)	6,116	60,610
Absci Corp.(1)	6,018	40,621
ACADIA Pharmaceuticals, Inc.(1)	10,884	235,747
ADMA Biologics, Inc.(1)	17,190	137,176
Agios Pharmaceuticals, Inc.(1)	5,379	158,143
Aligos Therapeutics, Inc.(1)(2)	332	1,892
Anika Therapeutics, Inc.(1)	845	12,278
Arcturus Therapeutics Holdings, Inc.(1)(2)	2,285	18,097
ArriVent Biopharma, Inc.(1)(2)	3,206	97,046
Assembly Biosciences, Inc.(1)(2)	1,166	32,252
Aurinia Pharmaceuticals, Inc.(1)	10,567	161,992
Beam Therapeutics, Inc.(1)	8,821	290,476
Bicara Therapeutics, Inc.(1)	3,817	83,020
Black Diamond Therapeutics, Inc.(1)	4,591	10,192
C4 Therapeutics, Inc.(1)	9,345	40,838
Cabaletta Bio, Inc.(1)(2)	9,741	36,821
CareDx, Inc.(1)	2,981	68,026
Catalyst Pharmaceuticals, Inc.(1)	12,998	405,928
Celldex Therapeutics, Inc.(1)	6,190	194,552
CRISPR Therapeutics AG(1)(2)	4,345	244,102
Cullinan Therapeutics, Inc.(1)	4,935	81,131
Denali Therapeutics, Inc.(1)	11,253	236,763
Design Therapeutics, Inc.(1)	2,109	22,102
Dianthus Therapeutics, Inc.(1)	4,001	372,133
Emergent BioSolutions, Inc.(1)	3,910	35,659
Entrada Therapeutics, Inc.(1)	3,003	21,231
Erasca, Inc.(1)	24,381	313,052
GRAIL, Inc.(1)	2,575	184,576
Ideaya Biosciences, Inc.(1)	8,811	259,660
Instil Bio, Inc.(1)(2)	404	3,260
Intellia Therapeutics, Inc.(1)	12,275	172,709
Iovance Biotherapeutics, Inc.(1)(2)	32,662	133,914
Janux Therapeutics, Inc.(1)	3,642	53,137
Keros Therapeutics, Inc.(1)	970	10,913
Kiniksa Pharmaceuticals International PLC(1)	3,416	165,266
Kura Oncology, Inc.(1)	371	3,784
Kyverna Therapeutics, Inc.(1)(2)	3,361	28,636
Larimar Therapeutics, Inc.(1)	1,554	5,408
MiMedx Group, Inc.(1)	8,617	31,711
Monte Rosa Therapeutics, Inc.(1)	6,301	124,193
Myriad Genetics, Inc.(1)	9,331	37,044
Neurogene, Inc.(1)	1,009	28,595
Nkarta, Inc.(1)	404	1,313

Organogenesis Holdings, Inc.(1)	8,063	20,722
ORIC Pharmaceuticals, Inc.(1)	7,991	67,524
Oruka Therapeutics, Inc.(1)	4,675	273,628
Protara Therapeutics, Inc.(1)	3,240	15,066
Prothena Corp. PLC(1)	5,452	55,501
Puma Biotechnology, Inc.(1)	6,469	46,383
Relay Therapeutics, Inc.(1)	18,208	255,822
Rigel Pharmaceuticals, Inc.(1)	1,854	56,528
Sagimet Biosciences, Inc., Class A(1)	3,012	21,957
Solid Biosciences, Inc.(1)	6,211	45,589
Upstream Bio, Inc.(1)	5,295	44,266
Vanda Pharmaceuticals, Inc.(1)	7,009	45,208
Vir Biotechnology, Inc.(1)	12,219	116,569
Voyager Therapeutics, Inc.(1)	2,141	8,286
Xencor, Inc.(1)	7,453	88,542
		5,817,590
Broadline Retail — 0.6%
1stdibs.com, Inc.(1)	113	511
Contextlogic Holdings, Inc.(1)(2)	2,618	23,510
Kohl's Corp.(2)	12,325	176,987
Macy's, Inc.	20,341	442,620
Ollie's Bargain Outlet Holdings, Inc.(1)	2,621	213,952
Savers Value Village, Inc.(1)	2,745	24,568
		882,148
Building Products — 1.4%
Apogee Enterprises, Inc.	1,994	76,590
AZZ, Inc.	2,149	291,211
Fortune Brands Innovations, Inc.	6,000	233,640
Gibraltar Industries, Inc.(1)	2,248	86,885
Griffon Corp.	3,909	343,914
Hayward Holdings, Inc.(1)	18,362	259,088
Insteel Industries, Inc.	1,531	42,087
Janus International Group, Inc.(1)	9,404	50,217
Masterbrand, Inc.(1)	17,070	148,168
Quanex Building Products Corp.	2,881	53,615
Tecnoglass, Inc.	510	21,976
Trex Co., Inc.(1)	5,972	247,241
		1,854,632
Capital Markets — 1.5%
Acadian Asset Management, Inc.	2,890	208,976
Artisan Partners Asset Management, Inc., Class A	6,246	233,850
BGC Group, Inc., Class A	1,322	13,815
Bullish(1)(2)	1,994	69,611
DigitalBridge Group, Inc.	14,617	228,610
Federated Hermes, Inc.	6,886	386,029
Hamilton Lane, Inc., Class A	373	32,499
Lazard, Inc.	8,181	387,207
Moelis & Co., Class A	2,988	201,062
Oppenheimer Holdings, Inc., Class A	672	61,602
Virtus Investment Partners, Inc.	489	69,942
WisdomTree, Inc.(2)	9,774	186,195
		2,079,398
Chemicals — 2.8%
AdvanSix, Inc.	2,607	58,501

American Vanguard Corp.(1)	2,260	5,831
Arq, Inc.(1)	3,610	9,964
Ashland, Inc.	3,421	198,076
Aspen Aerogels, Inc.(1)	1,026	6,566
Avient Corp.	3,205	113,521
Cabot Corp.	4,119	360,454
Chemours Co.	10,933	242,275
Core Molding Technologies, Inc.(1)	751	17,791
Ecovyst, Inc.(1)	8,671	114,370
Flotek Industries, Inc.(1)(2)	2,242	44,728
FMC Corp.	4,808	65,677
Hawkins, Inc.	2,018	312,326
HB Fuller Co.	4,516	289,385
Huntsman Corp.	8,544	131,150
Ingevity Corp.(1)	3,328	225,705
Innospec, Inc.	1,939	160,821
Intrepid Potash, Inc.(1)	1,306	51,025
Koppers Holdings, Inc.	1,426	58,181
Kronos Worldwide, Inc.	1,629	11,713
LSB Industries, Inc.(1)	5,241	65,722
Mativ Holdings, Inc.	5,945	52,792
Minerals Technologies, Inc.	2,358	181,613
Northern Technologies International Corp.	28	224
Olin Corp.	10,312	266,771
Orion SA	4,868	37,192
Quaker Chemical Corp.	1,217	174,676
Rayonier Advanced Materials, Inc.(1)	6,698	61,287
Sensient Technologies Corp.	3,179	361,929
Stepan Co.	1,515	80,068
Tronox Holdings PLC, Class A	8,357	66,438
Valhi, Inc.	85	1,223
		3,827,995
Commercial Services and Supplies — 1.6%
ACCO Brands Corp.	9,125	36,135
Brady Corp., Class A	3,771	324,608
BrightView Holdings, Inc.(1)	7,176	88,695
Brink's Co.	1,167	121,391
Civeo Corp.(1)(2)	1,156	39,477
Deluxe Corp.	5,374	130,534
Ennis, Inc.	3,189	65,247
Enviri Corp.(1)	7,619	158,094
Healthcare Services Group, Inc.(1)	6,311	130,007
HNI Corp.(2)	5,219	162,781
Interface, Inc.	4,516	133,674
Liquidity Services, Inc.(1)	2,410	87,266
Millerknoll, Inc.	5,158	83,456
OPENLANE, Inc.(1)	11,591	441,617
Quad/Graphics, Inc.	4,346	32,378
UniFirst Corp.	794	210,744
Virco Mfg. Corp.(2)	583	3,516
		2,249,620
Communications Equipment — 1.4%
ADTRAN Holdings, Inc.(1)	5,312	87,913
Aviat Networks, Inc.(1)	1,479	26,282

BK Technologies Corp.(1)	411	33,928
Clearfield, Inc.(1)	1,221	57,655
Digi International, Inc.(1)	2,721	181,763
Extreme Networks, Inc.(1)	12,007	318,305
Harmonic, Inc.(1)	10,016	151,342
Lantronix, Inc.(1)	3,140	23,707
NETGEAR, Inc.(1)	2,034	52,864
NetScout Systems, Inc.(1)	5,222	217,340
Ribbon Communications, Inc.(1)	8,714	26,839
Viasat, Inc.(1)	8,514	686,399
		1,864,337
Construction and Engineering — 1.6%
Ameresco, Inc., Class A(1)	3,185	114,596
Argan, Inc.	729	486,257
Centuri Holdings, Inc.(1)	8,211	252,406
Limbach Holdings, Inc.(1)(2)	695	53,828
Matrix Service Co.(1)	3,052	40,073
MYR Group, Inc.(1)	1,431	665,501
NWPX Infrastructure, Inc.(1)	1,021	120,437
Orion Group Holdings, Inc.(1)	3,733	51,366
Tutor Perini Corp.	5,212	372,606
WillScot Holdings Corp.	4,005	103,049
		2,260,119
Construction Materials — 0.3%
Knife River Corp.(1)	3,450	270,860
Smith-Midland Corp.(1)(2)	8	256
U.S. Lime & Minerals, Inc.	985	112,280
		383,396
Consumer Finance — 1.2%
Atlanticus Holdings Corp.(1)	376	32,419
Bread Financial Holdings, Inc.	4,883	434,929
Dave, Inc.(1)	1,051	296,970
Encore Capital Group, Inc.(1)	1,447	115,659
EZCORP, Inc., Class A(1)	4,891	152,795
Green Dot Corp., Class A(1)	5,053	65,032
LendingClub Corp.(1)	10,388	185,426
Navient Corp.	5,218	44,666
NerdWallet, Inc., Class A(1)	3,748	32,233
Oportun Financial Corp.(1)	4,402	23,859
OppFi, Inc.(1)	3,015	25,597
PRA Group, Inc.(1)	2,859	43,628
PROG Holdings, Inc.	2,935	107,920
Regional Management Corp.	559	20,549
World Acceptance Corp.(1)	178	29,386
		1,611,068
Consumer Staples Distribution & Retail — 1.1%
Andersons, Inc.	3,063	216,217
Chefs' Warehouse, Inc.(1)	2,763	211,480
Grocery Outlet Holding Corp.(1)(2)	7,640	65,016
Ingles Markets, Inc., Class A	1,121	99,164
Natural Grocers by Vitamin Cottage, Inc.	949	27,863
PriceSmart, Inc.	2,609	443,504
United Natural Foods, Inc.(1)	5,746	295,057
Village Super Market, Inc., Class A	1,208	56,124

Weis Markets, Inc.	1,056	77,056
		1,491,481
Containers and Packaging — 0.6%
Greif, Inc., Class A	2,520	159,591
Greif, Inc., Class B	266	21,360
Myers Industries, Inc.	4,032	91,930
O-I Glass, Inc.(1)	11,404	99,785
Silgan Holdings, Inc.	2,867	107,684
Sonoco Products Co.	3,329	162,056
TriMas Corp.	3,303	135,192
		777,598
Distributors — 0.0%
Gold.com, Inc.	1,031	43,622
Diversified Consumer Services — 1.9%
American Public Education, Inc.(1)	1,135	56,149
Bright Horizons Family Solutions, Inc.(1)	2,860	179,093
Carriage Services, Inc.	1,449	59,684
Coursera, Inc.(1)	13,645	73,547
Covista, Inc.(1)	3,163	372,601
Driven Brands Holdings, Inc.(1)(2)	7,104	98,319
Frontdoor, Inc.(1)	6,461	401,034
Graham Holdings Co., Class B	113	123,994
Grand Canyon Education, Inc.(1)	1,050	157,343
Laureate Education, Inc., Class A(1)	7,268	232,503
Lincoln Educational Services Corp.(1)	2,080	96,346
Matthews International Corp., Class A	2,984	79,195
McGraw Hill, Inc.(1)	1,233	14,845
OneSpaWorld Holdings Ltd.	8,654	205,533
Perdoceo Education Corp.	5,419	175,467
Strategic Education, Inc.	1,879	144,213
Stride, Inc.(1)	566	52,287
Universal Technical Institute, Inc.(1)	3,838	143,580
		2,665,733
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	219	6,167
IDT Corp., Class B	1,553	85,663
Iridium Communications, Inc.	7,084	366,810
Liberty Capital Corp., Class A(1)	152	3,391
Liberty Capital Corp., Class C(1)	1,533	34,293
Liberty Global Ltd., Class A(1)	15,415	192,842
Liberty Global Ltd., Class C(1)	13,851	168,428
Liberty Latin America Ltd., Class A(1)	1,271	10,257
Liberty Latin America Ltd., Class C(1)	5,257	43,107
Shenandoah Telecommunications Co.	4,681	74,662
		985,620
Electric Utilities — 0.5%
Hawaiian Electric Industries, Inc.(1)	15,820	210,406
MGE Energy, Inc.	2,334	176,217
Otter Tail Corp.	3,795	328,875
		715,498
Electrical Equipment — 1.8%
Allient, Inc.	1,635	129,427
Atkore, Inc.	2,994	247,933
FuelCell Energy, Inc.(1)	5,190	112,415

LSI Industries, Inc.	3,830	92,801
Plug Power, Inc.(1)(2)	152,752	603,370
Powell Industries, Inc.	1,494	424,924
Preformed Line Products Co.	174	64,349
Sensata Technologies Holding PLC	5,962	294,463
Shoals Technologies Group, Inc., Class A(1)	17,532	218,273
Sunrun, Inc.(1)	8,641	144,478
Thermon Group Holdings, Inc.(1)	2,133	130,412
Ultralife Corp.(1)	37	268
		2,463,113
Electronic Equipment, Instruments and Components — 3.9%
908 Devices, Inc.(1)(2)	623	5,239
Avnet, Inc.	7,453	647,889
Badger Meter, Inc.	1,554	192,541
Belden, Inc.	2,950	309,986
Benchmark Electronics, Inc.	2,751	232,349
Climb Global Solutions, Inc.	1,764	38,191
Crane NXT Co.(2)	4,442	172,527
CTS Corp.	2,204	141,519
Daktronics, Inc.(1)	3,179	65,742
ePlus, Inc.	2,392	196,359
Insight Enterprises, Inc.(1)	1,082	115,103
IPG Photonics Corp.(1)	2,345	268,549
Itron, Inc.(1)	1,522	125,535
Kimball Electronics, Inc.(1)	2,611	67,703
Knowles Corp.(1)	7,026	262,843
Methode Electronics, Inc.	4,197	48,433
M-Tron Industries, Inc.(1)	357	32,487
Napco Security Technologies, Inc.	3,201	120,134
PC Connection, Inc.	1,252	87,127
Plexus Corp.(1)	2,468	662,313
Ralliant Corp.	8,012	495,702
Richardson Electronics Ltd.	1,498	25,436
Rogers Corp.(1)	1,452	205,487
ScanSource, Inc.(1)	1,634	75,605
Vishay Intertechnology, Inc.	10,261	534,085
Vishay Precision Group, Inc.(1)	1,425	178,567
		5,307,451
Energy Equipment and Services — 3.4%
Atlas Energy Solutions, Inc.(2)	5,672	94,666
Bristow Group, Inc.	1,969	81,989
Cactus, Inc., Class A	5,511	319,858
Core Laboratories, Inc.	2,602	35,569
DMC Global, Inc.(1)	266	1,811
Energy Services of America Corp.	1,327	19,812
Expro Group Holdings NV(1)	10,264	151,599
Forum Energy Technologies, Inc.(1)	1,135	57,000
Geospace Technologies Corp.(1)(2)	1,287	10,682
Helix Energy Solutions Group, Inc.(1)	13,846	129,460
Helmerich & Payne, Inc.	9,704	370,208
Innovex International, Inc.(1)	3,438	91,829
Kodiak Gas Services, Inc.	6,968	465,811
Liberty Energy, Inc., Class A	15,291	447,415
Nabors Industries Ltd.(1)	1,449	134,221

National Energy Services Reunited Corp.(1)	5,848	142,399
Natural Gas Services Group, Inc.	1,632	64,138
Oceaneering International, Inc.(1)	11,169	426,991
Oil States International, Inc.(1)	6,004	51,034
Patterson-UTI Energy, Inc.	29,659	332,477
ProFrac Holding Corp., Class A(1)	1,579	9,648
ProPetro Holding Corp.(1)	10,221	155,972
Ranger Energy Services, Inc.	1,811	27,998
RPC, Inc.	12,430	82,287
SEACOR Marine Holdings, Inc.(1)(2)	810	6,116
Seadrill Ltd.(1)	5,204	245,473
Select Water Solutions, Inc., Class A	7,744	138,850
Solaris Energy Infrastructure, Inc., Class A	2,875	199,927
TETRA Technologies, Inc.(1)	13,228	135,322
Tidewater, Inc.(1)	3,966	291,461
		4,722,023
Entertainment — 0.8%
Cinemark Holdings, Inc.	7,758	217,224
IMAX Corp.(1)	3,922	155,625
Madison Square Garden Entertainment Corp.(1)	3,098	218,502
Marcus Corp.	2,413	45,630
Skillz, Inc.(1)	213	1,996
Sphere Entertainment Co.(1)(2)	3,289	455,460
		1,094,437
Financial Services — 2.4%
Acacia Research Corp.(1)	1,380	6,417
Alerus Financial Corp.	1,770	50,587
Cannae Holdings, Inc.	3,764	55,820
Cass Information Systems, Inc.	1,371	63,107
Euronet Worldwide, Inc.(1)	1,233	89,368
EVERTEC, Inc.	5,904	144,471
Federal Agricultural Mortgage Corp., Class C	710	126,231
Finance of America Cos., Inc., Class A(1)(2)	871	17,350
Flywire Corp.(1)	10,486	168,195
HA Sustainable Infrastructure Capital, Inc.	10,062	412,542
International Money Express, Inc.(1)	2,887	43,218
Marqeta, Inc., Class A(1)	36,242	147,142
Merchants Bancorp	1,635	77,074
NCR Atleos Corp.(1)	7,985	356,131
NewtekOne, Inc.	3,016	41,862
NMI Holdings, Inc., Class A(1)	8,061	289,390
Onity Group, Inc.(1)	789	27,252
Paymentus Holdings, Inc., Class A(1)	2,418	56,799
Payoneer Global, Inc.(1)	22,951	119,345
Radian Group, Inc.	1,098	37,497
Remitly Global, Inc.(1)	14,686	294,014
Repay Holdings Corp.(1)	9,129	35,421
Velocity Financial, Inc.(1)	1,080	18,900
Walker & Dunlop, Inc.	2,870	144,045
Waterstone Financial, Inc.	1,419	26,266
Western Union Co.(2)	16,000	130,080
WEX, Inc.(1)	2,614	378,925
		3,357,449
Food Products — 1.0%
Alico, Inc.	694	28,211

B&G Foods, Inc.(2)	6,070	24,826
Cal-Maine Foods, Inc.	1,691	126,351
Flowers Foods, Inc.	4,745	36,252
Fresh Del Monte Produce, Inc.	3,070	98,670
Freshpet, Inc.(1)	3,568	184,109
J&J Snack Foods Corp.	1,067	81,220
John B Sanfilippo & Son, Inc.	947	70,940
Lifeway Foods, Inc.(1)(2)	604	14,393
Limoneira Co.	1,908	24,270
Marzetti Co.	1,082	121,119
Mission Produce, Inc.(1)(2)	4,476	49,863
Post Holdings, Inc.(1)	2,754	252,927
Seaboard Corp.	19	96,557
Seneca Foods Corp., Class A(1)	339	48,745
Tootsie Roll Industries, Inc.	2,022	76,250
Utz Brands, Inc.	6,223	45,552
Vital Farms, Inc.(1)	3,486	34,895
		1,415,150
Gas Utilities — 0.9%
MDU Resources Group, Inc.	10,474	220,792
New Jersey Resources Corp.	6,751	372,993
Northwest Natural Holding Co.	3,470	168,260
ONE Gas, Inc.	1,300	101,062
Spire, Inc.	4,030	331,508
Star Group LP	45	565
		1,195,180
Ground Transportation — 0.8%
ArcBest Corp.	2,046	279,668
Covenant Logistics Group, Inc.	1,609	63,877
Heartland Express, Inc.	4,804	72,012
Marten Transport Ltd.	5,390	92,923
RXO, Inc.(1)	8,823	225,692
Schneider National, Inc., Class B	3,135	110,791
Universal Logistics Holdings, Inc.(2)	646	10,278
Werner Enterprises, Inc.	4,819	200,037
		1,055,278
Health Care Equipment and Supplies — 3.1%
Acme United Corp.(2)	9	380
AngioDynamics, Inc.(1)	4,841	55,575
Avanos Medical, Inc.(1)	1,865	46,252
Beta Bionics, Inc.(1)	3,919	47,498
Bioventus, Inc., Class A(1)	4,466	38,006
CONMED Corp.	3,018	107,743
Dentsply Sirona, Inc.	17,765	185,999
Electromed, Inc.(1)	681	25,687
Enovis Corp.(1)	4,208	95,437
Envista Holdings Corp.(1)	14,456	340,439
Haemonetics Corp.(1)	5,000	339,050
ICU Medical, Inc.(1)	1,944	263,198
Inogen, Inc.(1)	2,116	13,733
Integer Holdings Corp.(1)	1,139	101,804
Integra LifeSciences Holdings Corp.(1)	6,531	104,757
iRadimed Corp.	921	83,498
Kewaunee Scientific Corp.(1)	340	13,794

Lantheus Holdings, Inc.(1)	5,092	505,636
LeMaitre Vascular, Inc.	2,091	197,913
LivaNova PLC(1)	6,049	446,416
Merit Medical Systems, Inc.(1)	4,264	268,888
Neogen Corp.(1)	17,813	159,783
Omnicell, Inc.(1)	3,360	148,310
OraSure Technologies, Inc.(1)	8,199	35,256
Orthofix Medical, Inc.(1)	2,554	23,675
OrthoPediatrics Corp.(1)	1,466	25,171
QuidelOrtho Corp.(1)(2)	5,335	69,462
Sensus Healthcare, Inc.(1)(2)	1,242	3,838
SI-BONE, Inc.(1)	3,970	55,977
STAAR Surgical Co.(1)	503	15,035
Tactile Systems Technology, Inc.(1)	2,597	63,912
TransMedics Group, Inc.(1)(2)	2,350	157,920
UFP Technologies, Inc.(1)	485	106,748
Utah Medical Products, Inc.	395	26,248
Varex Imaging Corp.(1)	5,274	53,953
		4,226,991
Health Care Providers and Services — 1.5%
Acadia Healthcare Co., Inc.(1)	8,046	186,667
AdaptHealth Corp.(1)	10,854	109,951
Alignment Healthcare, Inc.(1)	13,021	199,482
AMN Healthcare Services, Inc.(1)	994	28,796
Ardent Health, Inc.(1)	2,330	21,506
Astrana Health, Inc.(1)	3,416	128,510
Castle Biosciences, Inc.(1)	2,626	55,356
Concentra Group Holdings Parent, Inc.	9,992	248,501
Cross Country Healthcare, Inc.(1)	765	10,014
Fulgent Genetics, Inc.(1)	1,243	22,548
InfuSystem Holdings, Inc.(1)	2,562	23,237
Joint Corp.(1)(2)	41	365
National HealthCare Corp.	988	182,207
NeoGenomics, Inc.(1)	11,308	118,960
NRC Health	883	17,245
Nutex Health, Inc.(1)(2)	231	29,824
Option Care Health, Inc.(1)	9,337	194,863
Pediatrix Medical Group, Inc.(1)	7,040	151,642
Progyny, Inc.(1)	5,998	153,309
RadNet, Inc.(1)	1,263	70,134
Strata Critical Medical, Inc.(1)	6,337	39,987
Talkspace, Inc.(1)	4,173	21,700
		2,014,804
Health Care Technology — 0.2%
American Well Corp., Class A(1)	1,413	13,890
GoodRx Holdings, Inc., Class A(1)	937	2,736
HealthStream, Inc.	1,544	38,554
Teladoc Health, Inc.(1)	13,490	102,659
TruBridge, Inc.(1)	2,185	56,722
		214,561
Hotels, Restaurants and Leisure — 2.3%
Accel Entertainment, Inc.(1)	4,450	52,910
Biglari Holdings, Inc., Class A(1)	6	8,938
Biglari Holdings, Inc., Class B(1)	75	21,786

BJ's Restaurants, Inc.(1)	1,667	78,432
Bloomin' Brands, Inc.	5,431	45,838
Caesars Entertainment, Inc.(1)	8,481	246,373
Cheesecake Factory, Inc.	4,301	284,038
Choice Hotels International, Inc.(2)	1,597	173,881
Cracker Barrel Old Country Store, Inc.(2)	1,790	60,538
Dave & Buster's Entertainment, Inc.(1)	2,523	33,733
El Pollo Loco Holdings, Inc.(1)	2,325	34,573
First Watch Restaurant Group, Inc.(1)	5,521	64,209
Full House Resorts, Inc.(1)	3,479	8,697
Global Business Travel Group I(1)	14,995	140,053
Hilton Grand Vacations, Inc.(1)(2)	5,820	302,756
Marriott Vacations Worldwide Corp.	3,006	255,149
Monarch Casino & Resort, Inc.	1,184	142,388
Penn Entertainment, Inc.(1)	11,537	217,242
Portillo's, Inc., Class A(1)(2)	7,395	31,725
Pursuit Attractions & Hospitality, Inc.(1)	2,351	105,254
RCI Hospitality Holdings, Inc.(2)	1,019	25,852
Rush Street Interactive, Inc.(1)	8,317	210,753
Shake Shack, Inc., Class A(1)	2,863	184,120
Super Group SGHC Ltd.	5,749	71,575
Target Hospitality Corp.(1)	3,133	54,389
Vail Resorts, Inc.(2)	2,000	267,200
Wendy's Co.(2)	11,334	87,272
		3,209,674
Household Durables — 1.9%
Beazer Homes USA, Inc.(1)	2,124	53,928
Cavco Industries, Inc.(1)	448	240,361
Century Communities, Inc.	2,211	116,785
Champion Homes, Inc.(1)	4,237	311,970
Cricut, Inc., Class A(2)	5,030	20,875
Dream Finders Homes, Inc., Class A(1)(2)	1,204	18,614
Ethan Allen Interiors, Inc.	1,837	37,879
Flexsteel Industries, Inc.	423	24,373
Green Brick Partners, Inc.(1)	2,847	191,489
Hamilton Beach Brands Holding Co., Class A(2)	575	11,673
Helen of Troy Ltd.(1)	2,851	77,376
Hooker Furnishings Corp.(2)	966	11,563
Hovnanian Enterprises, Inc., Class A(1)	438	48,338
KB Home	5,070	247,720
La-Z-Boy, Inc.	3,533	132,770
Legacy Housing Corp.(1)	1,101	26,435
Leggett & Platt, Inc.	11,954	122,768
LGI Homes, Inc.(1)	1,374	65,691
Lifetime Brands, Inc.	51	436
Lovesac Co.(1)	1,540	23,685
M/I Homes, Inc.(1)	2,310	304,042
Meritage Homes Corp.	216	14,092
Newell Brands, Inc.	31,333	106,532
Sonos, Inc.(1)	10,475	165,296
Universal Electronics, Inc.(1)	491	2,043
Whirlpool Corp.	4,125	179,107
		2,555,841
Household Products — 0.5%
Central Garden & Pet Co.(1)	613	23,588

Central Garden & Pet Co., Class A(1)	3,879	132,390
Energizer Holdings, Inc.	6,100	111,142
Oil-Dri Corp. of America	862	66,081
Reynolds Consumer Products, Inc.	2,728	59,116
Spectrum Brands Holdings, Inc.	1,768	139,124
WD-40 Co.	956	191,171
		722,612
Independent Power and Renewable Electricity Producers — 0.1%
Hallador Energy Co.(1)	3,754	72,302
Montauk Renewables, Inc.(1)(2)	2,452	4,267
XPLR Infrastructure LP(1)	6,834	85,288
		161,857
Insurance — 2.9%
American Coastal Insurance Corp., Class C	1,541	16,103
AMERISAFE, Inc.	1,423	43,615
Brighthouse Financial, Inc.(1)	1,536	96,077
CNO Financial Group, Inc.	7,839	360,359
Donegal Group, Inc., Class A	1,180	20,025
Employers Holdings, Inc.	1,780	77,430
Genworth Financial, Inc., Class A(1)	40,101	343,265
Greenlight Capital Re Ltd., Class A(1)	2,521	39,504
Hagerty, Inc., Class A(1)	1,455	14,870
Hamilton Insurance Group Ltd., Class B	4,114	121,816
HCI Group, Inc.	890	137,122
Heritage Insurance Holdings, Inc.(1)	2,086	45,224
Hippo Holdings, Inc.(1)	2,400	62,088
Horace Mann Educators Corp.	3,414	156,122
Investors Title Co.	134	31,457
James River Group Holdings, Inc.	4,185	16,363
Kingstone Cos., Inc.	1,743	25,918
Mercury General Corp.	1,981	194,197
Octave Specialty Group, Inc.(1)	4,664	25,559
Oscar Health, Inc., Class A(1)	20,098	446,779
Palomar Holdings, Inc.(1)	2,434	260,535
Pelagos Insurance Capital Ltd.	4,615	99,592
ProAssurance Corp.(1)	3,837	92,050
RLI Corp.	4,564	228,383
Root, Inc., Class A(1)	812	42,273
Safety Insurance Group, Inc.	1,095	76,836
Selective Insurance Group, Inc.	1,611	139,416
SiriusPoint Ltd.(1)	8,230	175,710
Skyward Specialty Insurance Group, Inc.(1)	2,753	121,462
Slide Insurance Holdings, Inc.(1)	1,986	35,808
Stewart Information Services Corp.	2,385	154,977
Tiptree, Inc.	2,781	50,725
Trupanion, Inc.(1)	2,549	55,619
United Fire Group, Inc.	1,431	63,436
Universal Insurance Holdings, Inc.	1,979	73,263
		3,943,978
Interactive Media and Services — 0.8%
Cargurus, Inc.(1)	6,155	183,788
Cars.com, Inc.(1)	4,522	46,486
EverQuote, Inc., Class A(1)	2,660	51,178
IAC, Inc.(1)	4,890	219,512

Shutterstock, Inc.	672	10,006
Taboola.com Ltd.(1)	12,879	62,850
TripAdvisor, Inc.(1)	11,368	127,094
Webtoon Entertainment, Inc.(1)(2)	5,760	70,791
Yelp, Inc.(1)	4,733	107,913
Ziff Davis, Inc.(1)	3,048	137,373
ZoomInfo Technologies, Inc.(1)	22,876	76,177
		1,093,168
IT Services — 0.1%
CSP, Inc.(2)	324	3,205
DXC Technology Co.(1)	5,823	57,706
Everforth, Inc.(1)	1,419	32,183
Hackett Group, Inc.	3,261	37,599
		130,693
Leisure Products — 1.4%
Acushnet Holdings Corp.	2,138	189,812
American Outdoor Brands, Inc.(1)	1,754	17,777
Brunswick Corp.	3,970	332,527
Callaway Golf Co.(1)	11,014	169,615
Clarus Corp.	1,628	4,990
Funko, Inc., Class A(1)(2)	3,907	22,192
JAKKS Pacific, Inc.	1,079	23,835
Johnson Outdoors, Inc., Class A	489	21,888
Latham Group, Inc.(1)	4,022	21,236
Malibu Boats, Inc., Class A(1)	1,431	39,295
MasterCraft Boat Holdings, Inc.(1)	2,093	48,746
Mattel, Inc.(1)	17,235	257,491
Polaris, Inc.	5,487	387,217
Smith & Wesson Brands, Inc.	4,134	62,919
Sturm Ruger & Co., Inc.	1,118	43,703
YETI Holdings, Inc.(1)	7,136	342,314
		1,985,557
Life Sciences Tools and Services — 0.7%
10X Genomics, Inc., Class A(1)	10,138	286,956
Azenta, Inc.(1)	3,046	69,692
CryoPort, Inc.(1)	4,331	67,953
Cytek Biosciences, Inc.(1)	12,847	53,829
Ginkgo Bioworks Holdings, Inc.(1)(2)	3,726	34,913
Mesa Laboratories, Inc.	655	66,823
Personalis, Inc.(1)(2)	3,492	39,809
Quanterix Corp.(1)	2,354	7,203
Sotera Health Co.(1)	16,737	261,767
		888,945
Machinery — 3.1%
Aebi Schmidt Holding AG	3,952	49,321
AirJoule Technologies Corp.(1)	1,682	7,552
Alamo Group, Inc.	712	107,306
Albany International Corp., Class A	2,250	145,553
Astec Industries, Inc.	1,832	92,260
Atmus Filtration Technologies, Inc.	7,614	356,183
Blue Bird Corp.(1)	2,403	162,851
CECO Environmental Corp.(1)	2,854	213,336
Columbus McKinnon Corp.	3,317	52,939
Douglas Dynamics, Inc.	1,717	76,492

Eastern Co.(2)	3	65
Enerpac Tool Group Corp.	4,015	134,462
Enpro, Inc.	49	15,043
Franklin Electric Co., Inc.	1,166	114,711
Gorman-Rupp Co.	2,191	164,215
Graham Corp.(1)	1,267	126,877
Greenbrier Cos., Inc.	2,906	136,902
Helios Technologies, Inc.	2,940	244,285
Hillman Solutions Corp.(1)	14,590	108,841
Hyster-Yale, Inc.	1,059	38,463
Kadant, Inc.	750	239,385
Kennametal, Inc.	6,992	229,338
L.B. Foster Co., Class A(1)	1,189	48,915
Lindsay Corp.	827	90,383
Luxfer Holdings PLC	2,853	48,587
Manitowoc Co., Inc.(1)	3,553	42,032
Mayville Engineering Co., Inc.(1)	871	23,386
Microvast Holdings, Inc.(1)(2)	22,019	34,129
Miller Industries, Inc.	1,191	57,061
Mueller Water Products, Inc., Class A	14,560	367,058
Omega Flex, Inc.	263	7,950
Park-Ohio Holdings Corp.	342	11,136
Proto Labs, Inc.(1)	2,267	171,748
Taylor Devices, Inc.(1)(2)	246	12,546
Tennant Co.(2)	1,631	140,445
Titan International, Inc.(1)	5,067	36,584
Trinity Industries, Inc.	5,594	181,469
Wabash National Corp.	1,556	12,339
Worthington Enterprises, Inc.	3,309	187,852
		4,290,000
Marine Transportation — 0.2%
Costamare Bulkers Holdings Ltd.(1)	726	11,718
Genco Shipping & Trading Ltd.	3,754	90,321
Matson, Inc.	1,073	194,535
Pangaea Logistics Solutions Ltd.	2,782	21,060
		317,634
Media — 0.8%
AMC Global Media, Inc., Class A(1)	3,828	37,208
Boston Omaha Corp., Class A(1)	2,824	36,373
Cable One, Inc.(1)	480	25,224
DoubleVerify Holdings, Inc.(1)	14,158	137,333
Emerald Holding, Inc.(2)	2,098	10,490
Gambling.com Group Ltd.(1)(2)	1,719	4,091
Ibotta, Inc., Class A(1)(2)	1,789	61,273
John Wiley & Sons, Inc., Class A	3,868	162,765
Magnite, Inc.(1)	14,088	201,881
National CineMedia, Inc.(2)	7,316	22,972
NIQ Global Intelligence PLC(1)	4,706	39,248
PubMatic, Inc., Class A(1)	4,935	57,641
Scholastic Corp.	1,017	41,189
Sinclair, Inc.	3,896	53,882
Stagwell, Inc.(1)	8,468	59,361
TechTarget, Inc.(1)	75	344

USA TODAY Co., Inc.(1)	14,736	115,088
		1,066,363
Metals and Mining — 1.5%
Alpha Metallurgical Resources, Inc.(1)	804	159,972
Compass Minerals International, Inc.(1)	4,210	134,383
Kaiser Aluminum Corp.	1,433	260,863
Materion Corp.	2,328	512,253
McEwen, Inc.(1)	5,111	111,880
Metallus, Inc.(1)	2,780	54,627
Ramaco Resources, Inc., Class A(1)	1,974	30,814
Ramaco Resources, Inc., Class B(1)	424	4,880
Ryerson Holding Corp.	4,881	139,597
SunCoke Energy, Inc.	8,822	79,486
Tredegar Corp.(1)	3,086	24,102
Warrior Met Coal, Inc.	5,132	485,179
Worthington Steel, Inc.	2,855	120,453
		2,118,489
Multi-Utilities — 0.5%
Avista Corp.	8,422	349,260
Northwestern Energy Group, Inc.	3,584	253,066
Unitil Corp.	1,623	81,199
		683,525
Oil, Gas and Consumable Fuels — 4.0%
Amplify Energy Corp.(1)	3,055	14,145
Ardmore Shipping Corp.	3,857	62,020
BKV Corp.(1)	1,852	49,152
Centrus Energy Corp., Class A(1)(2)	1,022	186,484
Clean Energy Fuels Corp.(1)	15,742	32,114
Comstock, Inc.(1)(2)	2,919	12,114
Core Natural Resources, Inc.	4,127	364,992
Crescent Energy Co., Class A	20,922	241,858
CVR Energy, Inc.	3,125	103,812
Delek U.S. Holdings, Inc.	6,263	278,766
DHT Holdings, Inc.	12,909	210,675
Dorian LPG Ltd.	3,685	148,211
Encore Energy Corp.(1)	18,867	30,187
Evolution Petroleum Corp.	3,007	12,750
Excelerate Energy, Inc., Class A	2,114	69,635
FutureFuel Corp.	2,720	11,261
Gevo, Inc.(1)	20,126	37,434
Golar LNG Ltd.	8,582	426,954
Gran Tierra Energy, Inc.(1)(2)	3,739	29,052
Granite Ridge Resources, Inc.	6,652	32,329
Green Plains, Inc.(1)	5,683	89,053
Gulfport Energy Corp.(1)	879	148,191
HighPeak Energy, Inc.	2,325	16,507
International Seaways, Inc.	4,399	339,559
Kimbell Royalty Partners LP	6,553	98,360
Northern Oil & Gas, Inc.	6,905	150,322
Par Pacific Holdings, Inc.(1)	3,774	211,948
PBF Energy, Inc., Class A	4,734	192,674
Peabody Energy Corp.	13,803	373,371
Plains GP Holdings LP, Class A(1)	16,817	409,494
PrimeEnergy Resources Corp.(1)	19	3,128

REX American Resources Corp.(1)	2,492	116,526
Riley Exploration Permian, Inc.	981	32,628
SandRidge Energy, Inc.	3,287	48,220
Scorpio Tankers, Inc.	3,590	267,491
Summit Midstream Corp.(1)	1,327	35,364
Talos Energy, Inc.(1)	11,673	171,243
Tamboran Resources Corp.(1)	1,803	60,599
Teekay Tankers Ltd., Class A	2,251	158,358
VAALCO Energy, Inc.	9,094	47,471
Vitesse Energy, Inc.(2)	3,107	53,689
World Kinect Corp.	4,195	120,858
		5,498,999
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	1,361	22,184
Louisiana-Pacific Corp.	4,901	374,339
Sylvamo Corp.	2,638	103,594
		500,117
Passenger Airlines — 0.5%
Allegiant Travel Co.(1)	1,886	172,777
Frontier Group Holdings, Inc.(1)(2)	5,960	36,058
JetBlue Airways Corp.(1)	22,535	123,266
SkyWest, Inc.(1)	3,820	327,183
		659,284
Personal Care Products — 0.4%
Edgewell Personal Care Co.	4,903	85,901
elf Beauty, Inc.(1)	2,915	163,240
Honest Co., Inc.(1)	12,483	43,690
Interparfums, Inc.	1,365	128,815
Lifevantage Corp.(2)	1,530	12,041
Medifast, Inc.(1)(2)	892	11,177
Nature's Sunshine Products, Inc.(1)	36	766
Nu Skin Enterprises, Inc., Class A	5,252	30,409
USANA Health Sciences, Inc.(1)	890	16,287
		492,326
Pharmaceuticals — 1.8%
Aclaris Therapeutics, Inc.(1)	6,541	29,762
Amphastar Pharmaceuticals, Inc.(1)	3,318	62,544
ANI Pharmaceuticals, Inc.(1)	1,513	118,786
Arvinas, Inc.(1)	6,199	55,667
Atea Pharmaceuticals, Inc.(1)	6,599	30,817
Collegium Pharmaceutical, Inc.(1)	2,789	93,738
Contineum Therapeutics, Inc., Class A(1)	2,401	32,390
Enliven Therapeutics, Inc.(1)	4,322	171,022
Fulcrum Therapeutics, Inc.(1)	3,621	25,057
Harmony Biosciences Holdings, Inc.(1)	3,795	119,884
Innoviva, Inc.(1)	5,813	124,514
Ligand Pharmaceuticals, Inc.(1)	1,931	447,915
Neumora Therapeutics, Inc.(1)	4,145	7,668
Organon & Co.	21,630	288,544
Pacira BioSciences, Inc.(1)	3,384	78,576
Perrigo Co. PLC	5,613	62,024
Prestige Consumer Healthcare, Inc.(1)	2,771	131,706
Rapport Therapeutics, Inc.(1)	3,399	134,261
Septerna, Inc.(1)	3,298	99,600

SIGA Technologies, Inc.	4,736	22,164
Supernus Pharmaceuticals, Inc.(1)	6,098	281,606
Theravance Biopharma, Inc.(1)	3,256	52,291
Third Harmonic Bio, Inc.(1)(2)	544	16
		2,470,552
Professional Services — 1.9%
Asure Software, Inc.(1)	3,217	29,757
BlackSky Technology, Inc.(1)	858	41,587
Clarivate PLC(1)(2)	18,424	46,613
Concentrix Corp.	1,473	41,671
Conduent, Inc.(1)	16,724	28,932
CRA International, Inc.	581	80,614
ExlService Holdings, Inc.(1)	5,098	147,995
Exponent, Inc.	2,371	138,277
Franklin Covey Co.(1)	1,387	32,900
Huron Consulting Group, Inc.(1)	1,836	197,168
IBEX Holdings Ltd.(1)	1,338	42,334
Innodata, Inc.(1)(2)	2,962	310,951
Insperity, Inc.	1,829	63,046
KBR, Inc.	7,473	261,181
Kelly Services, Inc., Class A	1,043	12,120
Kforce, Inc.	1,476	69,357
Korn Ferry	4,694	328,486
Legalzoom.com, Inc.(1)	15,242	95,872
ManpowerGroup, Inc.	2,358	74,584
Mistras Group, Inc.(1)	2,154	37,867
RCM Technologies, Inc.(1)	6	130
Resources Connection, Inc.	2,593	11,720
Robert Half, Inc.	1,314	38,684
Science Applications International Corp.	1,354	141,087
Skillsoft Corp.(1)	523	3,813
TaskUS, Inc., Class A(2)	2,418	15,306
TriNet Group, Inc.	669	30,560
TrueBlue, Inc.(1)	2,959	18,375
Upwork, Inc.(1)	10,272	90,599
Verra Mobility Corp.(1)	13,703	61,801
Willdan Group, Inc.(1)	1,447	131,445
		2,624,832
Real Estate Management and Development — 0.7%
Cushman & Wakefield Ltd.(1)	23,992	298,460
Douglas Elliman, Inc.(1)	4,572	8,230
Five Point Holdings LLC, Class A(1)	8,138	40,934
Forestar Group, Inc.(1)	1,642	45,106
FRP Holdings, Inc.(1)	1,170	27,039
Howard Hughes Holdings, Inc.(1)	1,159	73,423
Kennedy-Wilson Holdings, Inc.	10,072	110,893
Marcus & Millichap, Inc.	2,977	84,070
RMR Group, Inc., Class A	1,095	21,845
Seritage Growth Properties, Class A(1)(2)	2,270	5,834
St. Joe Co.	3,251	206,861
Tejon Ranch Co.(1)	1,950	37,693
		960,388
Semiconductors and Semiconductor Equipment — 3.6%
ACM Research, Inc., Class A(1)	5,256	454,959

Alpha & Omega Semiconductor Ltd.(1)	1,892	85,802
Axcelis Technologies, Inc.(1)	2,859	430,022
AXT, Inc.(1)	2,741	282,762
CEVA, Inc.(1)	3,067	122,619
Cohu, Inc.(1)	4,387	231,414
Diodes, Inc.(1)	4,108	432,655
Ichor Holdings Ltd.(1)	4,071	291,158
inTEST Corp.(1)(2)	20	337
Kulicke & Soffa Industries, Inc.	3,372	343,573
Magnachip Semiconductor Corp.(1)	1,295	11,396
NVE Corp.(2)	593	58,078
Photronics, Inc.(1)	4,439	143,602
Power Integrations, Inc.	2,717	228,228
QuickLogic Corp.(1)	35	726
SkyWater Technology, Inc.(1)	3,830	149,293
SolarEdge Technologies, Inc.(1)(2)	6,286	479,936
Synaptics, Inc.(1)	3,347	459,476
Ultra Clean Holdings, Inc.(1)	4,311	368,892
Universal Display Corp.	587	54,074
Veeco Instruments, Inc.(1)	5,284	304,570
		4,933,572
Software — 3.0%
8x8, Inc.(1)	18,346	37,976
A10 Networks, Inc.	6,319	190,455
ACI Worldwide, Inc.(1)	3,752	163,850
Adeia, Inc.	8,100	216,432
Alarm.com Holdings, Inc.(1)	3,965	178,861
Bill Holdings, Inc.(1)	4,053	150,042
Blackbaud, Inc.(1)	4,218	129,450
BlackLine, Inc.(1)	3,880	114,072
Cerence, Inc.(1)	118	1,517
Cleanspark, Inc.(1)(2)	5,963	109,063
CS Disco, Inc.(1)	55	219
Daily Journal Corp.(1)	137	70,845
Digital Turbine, Inc.(1)	10,440	91,663
Five9, Inc.(1)	2,110	51,379
LiveRamp Holdings, Inc.(1)	5,971	224,271
MARA Holdings, Inc.(1)(2)	28,661	412,145
Mitek Systems, Inc.(1)	3,241	55,680
N-able, Inc.(1)	6,131	22,685
OneSpan, Inc.	2,733	39,465
Pagaya Technologies Ltd., Class A(1)(2)	5,624	85,035
Progress Software Corp.(1)	3,167	103,973
Qualys, Inc.(1)	2,701	295,192
Rapid7, Inc.(1)	5,212	43,677
Red Violet, Inc.(1)	1,430	81,281
ReposiTrak, Inc.(2)	1,427	14,741
Riot Platforms, Inc.(1)(2)	19,192	520,295
Silvaco Group, Inc.(1)	145	1,401
Tenable Holdings, Inc.(1)	6,830	192,811
Teradata Corp.(1)	6,962	237,056
Thryv Holdings, Inc.(1)	4,969	19,280
Vertex, Inc., Class A(1)	184	2,456
Xperi, Inc.(1)	5,286	42,024

Zeta Global Holdings Corp., Class A(1)	11,766	269,324
		4,168,616
Specialty Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)(2)	1,947	8,898
Abercrombie & Fitch Co., Class A(1)	4,142	319,845
Academy Sports & Outdoors, Inc.	6,055	319,704
Advance Auto Parts, Inc.(2)	6,519	392,705
American Eagle Outfitters, Inc.	14,628	231,122
America's Car-Mart, Inc.(1)	885	10,877
Arhaus, Inc.	5,588	37,831
Arko Corp.	6,055	46,987
Asbury Automotive Group, Inc.(1)	453	85,033
Barnes & Noble Education, Inc.(1)(2)	1,785	18,493
Boot Barn Holdings, Inc.(1)	1,555	264,148
Buckle, Inc.	3,455	158,481
Build-A-Bear Workshop, Inc.(2)	1,426	53,061
Caleres, Inc.	1,358	19,772
Citi Trends, Inc.(1)	644	29,630
Designer Brands, Inc., Class A(2)	1,877	14,490
Genesco, Inc.(1)	1,527	58,591
Group 1 Automotive, Inc.	478	151,210
Haverty Furniture Cos., Inc.	1,749	40,559
J Jill, Inc.(2)	919	11,644
Lands' End, Inc.(1)	929	10,916
MarineMax, Inc.(1)	1,964	67,640
Monro, Inc.	2,396	39,414
National Vision Holdings, Inc.(1)	6,177	103,465
OneWater Marine, Inc., Class A(1)(2)	270	2,973
Petco Health & Wellness Co., Inc.(1)	188	566
Revolve Group, Inc.(1)	143	2,803
RH(1)	569	84,491
Sally Beauty Holdings, Inc.(1)	7,466	99,148
Shoe Carnival, Inc.	1,366	24,178
Signet Jewelers Ltd.	2,564	224,068
Sonic Automotive, Inc., Class A	1,440	118,973
Stitch Fix, Inc., Class A(1)	11,282	40,164
Upbound Group, Inc.	3,758	72,191
Valvoline, Inc.(1)	8,477	286,099
Victoria's Secret & Co.(1)	7,573	416,515
Warby Parker, Inc., Class A(1)	6,321	154,991
Zumiez, Inc.(1)	726	17,881
		4,039,557
Technology Hardware, Storage and Peripherals — 0.3%
Corsair Gaming, Inc.(1)	6,400	77,696
Diebold Nixdorf, Inc.(1)	2,139	173,558
Eastman Kodak Co.(1)	8,436	83,685
Immersion Corp.(2)	3,497	22,661
		357,600
Textiles, Apparel and Luxury Goods — 1.6%
Carter's, Inc.	3,219	124,221
Columbia Sportswear Co.	428	28,325
Crocs, Inc.(1)	641	76,067
Ermenegildo Zegna NV(2)	5,348	78,616
Figs, Inc., Class A(1)	10,548	124,044

G-III Apparel Group Ltd.	2,894	93,563
Gildan Activewear, Inc.(2)	3,802	231,846
Kontoor Brands, Inc.	4,136	296,841
Lakeland Industries, Inc.	886	9,586
Movado Group, Inc.	1,917	73,383
Oxford Industries, Inc.(2)	1,635	72,954
PVH Corp.	4,344	405,208
Rocky Brands, Inc.	394	15,232
Steven Madden Ltd.	6,988	303,559
Superior Group of Cos., Inc.(2)	1,464	18,725
Under Armour, Inc., Class A(1)(2)	19,347	113,567
Under Armour, Inc., Class C(1)	11,594	66,434
Vera Bradley, Inc.(1)	67	222
Wolverine World Wide, Inc.	7,190	126,184
		2,258,577
Trading Companies and Distributors — 1.3%
BlueLinx Holdings, Inc.(1)	841	43,724
Boise Cascade Co.	1,424	99,281
Custom Truck One Source, Inc.(1)	8,502	81,449
DNOW, Inc.(1)	7,086	90,630
DXP Enterprises, Inc.(1)	1,037	150,427
Global Industrial Co.	1,313	39,915
Herc Holdings, Inc.	2,497	332,101
Hudson Technologies, Inc.(1)	3,609	19,200
Karat Packaging, Inc.	772	20,937
NPK International, Inc.(1)	6,456	93,741
Rush Enterprises, Inc., Class A	5,599	388,179
Rush Enterprises, Inc., Class B	218	14,148
SiteOne Landscape Supply, Inc.(1)	2,646	287,356
Titan Machinery, Inc.(1)	2,928	63,889
Willis Lease Finance Corp.	341	60,360
		1,785,337
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	2,442	22,930
Water Utilities — 0.4%
American States Water Co.	2,900	224,083
Artesian Resources Corp., Class A	620	20,163
California Water Service Group	6,272	282,867
		527,113
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	7,935	36,263
Spok Holdings, Inc.	2,115	22,398
Telephone & Data Systems, Inc.	324	12,671
		71,332
TOTAL COMMON STOCKS (Cost $115,262,085)		136,222,140
RIGHTS — 0.0%
Biotechnology — 0.0%
89bio, Inc.(1)(2)	16,239	5,521
Cargo Therapeutics, Inc.(1)(2)	3,540	36
Sage Therapeutics, Inc.(1)	6,879	1,238
Verve Therapeutics, Inc.(1)	10,456	6,587
		13,382
Software — 0.0%
Gen Digital, Inc.(1)	1,147	2,157
TOTAL RIGHTS (Cost $17,820)		15,539

SHORT-TERM INVESTMENTS — 4.3%
Money Market Funds — 4.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	816,819	816,819
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,086,346	5,086,346
TOTAL SHORT-TERM INVESTMENTS (Cost $5,903,165)		5,903,165
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $121,183,070)		142,140,844
OTHER ASSETS AND LIABILITIES — (3.5)%		(4,790,422)
TOTAL NET ASSETS — 100.0%		$137,350,422

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	3	June 2026	$438,645	$50,685
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,586,931. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,830,095, which includes securities collateral of $3,743,749.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities and other financial instruments were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.